Operating Right-of-Use Lease Liability - Schedule of Maturities of Lease Liabilities (Details) (Parenthetical)	Sep. 30, 2020	Dec. 31, 2019
VISSIA Mckinney, LLC [Member]
Imputed interest	8.00%	8.00%
Legend Nutrition, Inc [Member]
Imputed interest	8.00%	8.00%
VISSIA Waterway, Inc [Member]
Imputed interest	8.00%
Capitol City Solutions USA, Inc [Member]
Imputed interest	8.00%